Share based payments	12 Months Ended
Dec. 31, 2023
Share based payments
Share based payments

16.Share based payments

Long-term incentive plan

The Company adopted a long-term incentive plan on December 2, 2021 (the “Plan”) whereby it can grant stock options, restricted share units (“RSUs”), Deferred Share Units (“DSUs”), and Performance Share Units (“PSUs”) to directors, officers, employees, and consultants of the Company.

Stock options generally vest in equal tranches over three years. The grant date fair value is determined using the Black-Scholes Option Pricing Model and this value is recognized as an expense over the vesting period. DSUs vest immediately but cannot be exercised until the holder ceases to be a Director or Officer of Electra. DSUs are valued based on the market price of the Company’s common shares on the grant date, with the full value expensed immediately. PSUs generally vest over an 18–24-month period if certain performance metrics have been achieved. They are valued based on the market price of the Company’s shares on the grant date and this value is expensed over the vesting period. RSUs generally vest over a 12–36-month period. They are valued based on the market price of the Company’s shares on the grant date and this value is expensed over the vesting period.

The maximum number of shares that may be reserved for issuance under the Plan is limited to 4,100,000 shares.

a.Stock Options

The changes in incentive stock options outstanding are summarized as follows:

		Number of shares
		issued or issuable
	Exercise price	on exercise
Balance at January 1, 2021	$5.94	844,630
Granted	7.29	5,556
Exercised	2.52	(58,889)
Granted	6.21	31,944
Granted	6.30	13,889
Expired	2.88	(2,778)
Balance at December 31, 2021	$5.94	834,351
Granted	4.66	461,162
Exercised	2.52	(55,554)
Expired	9.12	(247,999)
Balance at December 31, 2022	$4.95	991,960
Granted	$2.24	416,319
Expired	6.98	(296,852)
Forfeited / Cancelled	3.59	(338,859)
Balance at December 31, 2023	$3.50	772,568

During the year ended December 31, 2023:

●	The Company granted 416,319 stock options to employees under its long-term incentive plan. The options may be exercised within 5 years from the date of the grant at a price of $2.40 per share. The fair value of the options at the date of the grant was $577 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 3.37% to 4.15% per year, an expected life of 4 to 5 years, expected volatility based on historical prices in the range of 82.51% to 85.41%, no expected dividends and a share price range of $0.98 to $2.40.

During the year ended December 31, 2022:

●	The Company granted 461,162 stock options to employees under its long-term incentive plan. The options may be exercised within 5 years from the date of the grant at a price range of $3.21 to $5.76 per share. The fair value of the options at the date of the grant was $1,049 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 1.24% to 4.06% per year, an expected life of 2.5 to 4.87 years, an expected volatility in the range of 68.53% to 70.40%, no expected dividends and a share price range of $3.21 to $5.85.

During the year ended December 31, 2021:

●	The Company granted 51,389 stock options to new employees under its long-term incentive plan. The options may be exercised within 5 years from the date of the grant at a price range of $6.21 to $7.29 per share. The fair value of the options at the date of the grant was $164 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 0.20% to 0.92% per year, an expected life of 2.5 years, an expected volatility in the range of 69.72% to 83.57%, no expected dividends and a share price range of $6.12 to $7.83.

Incentive stock options outstanding and exercisable (vested) at December 31, 2023 are summarized as follows:

	Options Outstanding			Options Exercisable

		Weighted	Weighted
	Number of	average	average	Number of	Weighted
	shares issuable	remaining life	exercise	shares issuable	average
Exercise price	on exercise	(Years)	price	on exercise	exercise price
$2.40	258,346	3.19	$2.40	—	$2.40
2.52	108,234	0.68	2.52	108,334	2.52
2.61	27,778	1.66	2.61	27,778	2.61
2.88	16,666	0.75	2.88	16,666	2.88
3.21	75,000	3.87	3.87	25,000	3.87
3.24	55,556	0.14	3.24	55,556	3.24
4.63	19,444	3.40	4.63	6,481	4.63
5.40	176,822	3.05	5.40	58,941	5.40
6.21	29,166	2.29	6.21	19,444	6.21
7.29	5,556	1.13	7.29	5,556	7.29
Total	772,568	1.97	$3.50	323,756	$3.59

During the year ended December 31, 2023, the Company expensed $513 (December 31, 2022 - $505 and December 31, 2021 - $212) for options valued at share prices $2.40 to $6.21, as shared-based payment expense.

b.DSUs, RSUs and PSUs

Deferred Shares Units

The Company’s DSU plan transactions during the years ended December 31, 2023, 2022 and 2021 were as follows:

	December 31,	December 31,	December 31,
Number of Units	2023	2022	2021
Balance at January 1	235,312	176,331	173,361
Granted	418,177	71,474	15,817
Exercised	—	(12,493)	(12,847)
Expired	(37,326)	—	—
Balance at December 31	616,163	235,312	176,331

During the year ended December 31, 2023, the Company has expensed $586 (December 31, 2022 - $189 and December 31, 2021 - $103) for DSUs, $79 (December 31, 2022 - $291 and December 31, 2021 - $285) for PSUs, and $641 (December 31, 2022 - $297 and December 31, 2021 - $131) for RSUs as shared-based payment expense.

Restricted Share Units

The Company’s RSU plan transactions during the years ended December 31, 2023, 2022 and 2021 were as follows:

	December 31,	December 31,	December 31,
Number of Units	2023	2022	2021
Balance at January 1	78,289	63,711	72,222
Granted	499,872	50,890	16,025
Exercised	(3,053)	(29,108)	(23,147)
Expired	(19,000)	(7,204)	(1,389)
Forfeited / Cancelled	(22,955)	—	—
Balance at December 31	533,153	78,289	63,711

Performance Share Units

The Company’s PSU plan transactions during the years ended December 31, 2023, 2022 and 2021 were as follows:

	December 31,	December 31,	December 31,
Number of Units	2023	2022	2021
Balance at January 1	63,889	87,500	—
Granted	—	18,057	87,500
Exercised	—	(28,474)	—
Expired	(29,860)	(13,194)	—
Balance at December 31	34,029	63,889	87,500

c.Warrants

Details regarding warrants issued and outstanding are summarized as follows:

Canadian dollar denominated warrants	Weighted
	average	Number of shares issued
	exercise price	or issuable on exercise
Balance at January 1, 2021	$3.96	1,885,195
Issuance of warrants	9.00	875,917
Issuance of warrants	5.58	105,110
Exercised warrants	4.86	(308,230)
Exercised warrants	3.78	(818,971)
Exercised warrants	3.78	(442,014)
Expired warrants	1.08	(11,111)
Expired warrants	4.86	(11,111)
Balance at December 31, 2021	$7.53	1,274,785
Exercised warrants	3.78	(210,545)
Expired warrants	3.78	(83,213)
Balance at December 31, 2022	$8.66	981,027
Expired warrants	8.66	(981,027)
Issuance of warrant (Note 13)	1.71	20,445,454
Balance at December 31, 2023	$1.71	20,445,454

United States dollar denominated warrants (US Warrant)	Weighted
	average	Number of shares issued or
	exercise price	issuable on exercise
Balance at January 1, 2022	$—	—
Issuance of warrant (Note 13)	US$3.10	2,483,150
Balance at December 31, 2022	$ US$3.10	2,483,150
Issuance of warrant (Note 13)	US$2.48	10,796,054
Balance at December 31, 2023	$ US$2.60	13,279,204

Total warrants
Balance at December 31, 2021		1,274,785
Balance at December 31, 2022		3,464,177
Balance at December 31, 2023		33,724,658

The expiry of warrants are as follows:

		Number of warrants	Weighted average
Grant date	Expiry date	outstanding	exercise price

November 15, 2022	November 15, 2025	2,483,150	US$3.10
February 13, 2023	February 13, 2028	10,796,054	US$2.48
August 11, 2023	August 11, 2025	20,445,454	$1.71
		33,724,658

On August 11, 2023, 19,545,454 warrants were issued to subscribers in the Company’s private placement (Note 15). The total value of $6,321 was recorded in reserves. The fair value of the warrants were estimated using the Black - Scholes Option Pricing Model assuming a risk - free interest rate of 4.68%, an expected life of 2 years, an expected volatility of 66.07%, no expected dividends, and a share price of $1.19. As part of the private placement, the Company issued 900,000 Broker Warrants as transaction costs. The Company recorded $990 in reserve, which was measured at fair value of services received.

On November 15, 2022, 2,345,000 warrants were issued to subscribers in the Company’s best-efforts, overnight-marketed offering. As Warrants issued are denominated in foreign currency that is different from the Company’s functional currency, the warrants are determined to be financial derivative liabilities and the total fair value of US$2,087 was recorded as such. The fair value of the warrants was estimated using the Monte Carlo Simulation Model assuming a risk-free interest rate of 4.172%, an expected volatility of 62.89%, share price of US$2.35, strike price of US$3.10.

As part of the November 15, 2022 Offering, 138,150 Broker Warrants Units (consisting of one common share and one warrant) were issued as transaction costs. The Broker Warrants are equity-settled and was issued for services received; hence the Company has recorded US$325 in reserve, which was measured at fair value of services received.

During the year ended December 31, 2022, 210,545 warrants of the Company were exercised for gross proceeds of $807. The Company issued a total of 2,483,150 share purchase warrants in conjunction with its November 2022 best - efforts, overnight - marketed offering. During the year ended December 31, 2022, a total of 83,213 warrants expired.

During the year ended December 31, 2023, the Company issued 10,796,054 warrants in conjunction with 2028 Notes (Note 13). No warrants were exercised during the year ended December 30, 2023. Total of 981,027 warrants expired during the year ended December 31, 2023.

During the year ended December 31, 2021, 1,569,215 warrants of the Company were exercised for gross proceeds of $6,217. The Company issued a total of 981,027 share purchase warrants in conjunction with its January 2021 bought deal financing. During the year ended December 31, 2021, a total of 22,222 warrants expired.